6. Courseware (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Courseware Details Narrative
Courseware costs capitalized	$ 25,300	$ 54,090
Courseware amortization expense	$ 141,560	$ 178,420